UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23813

Destiny Alternative Fund LLC

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

DESTINY ALTERNATIVE FUND LLC

Semi-Annual Report
September 30, 2022
(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 773.828.6700

Destiny Alternative Fund LLC

This report and the financial statements contained herein are provided for the general information of the Destiny Alternative Fund LLC (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the Fund’s Confidential Private Placement Memorandum.

Destiny Alternative Fund LLC

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Investment Name	Percentage of Net Assets	Fair Value	Cost	Country	Redemption Frequency	Initial Acquisition Date	Redemption Notice Period
Investments with managers
Credit
DSC Meridian Credit Opportunities Fund LP [a,b,c]	10.98%	$2,936,195	$3,334,925	United States	Quarterly	8/1/2021	75 days
Total credit	10.98	2,936,195	3,334,925

Event Driven
Sachem Head L.P. [a,b,c]	9.39	2,512,749	3,223,447	United States	Quarterly	8/1/2021	70 days
Total event driven	9.39	2,512,749	3,223,447

Long/Short Equity
Cooper Square Fund II, LP [a,b]	3.48	929,683	1,100,000	United States	Quarterly	8/1/2022	60 days
SEG Partners II, L.P. [a,b]	19.51	5,220,303	4,806,309	United States	Quarterly	10/1/2020	45 days
SoMa Partners LP [a,b,c]	6.99	1,869,429	2,531,512	United States	Quarterly	11/1/2020	70 days
RA Capital Healthcare Fund, LP [a,b,d]	7.36	1,969,310	3,666,267	United States	Quarterly	10/1/2020	95 days
Point72 Capital, LP [a,b]	16.22	4,339,797	4,001,099	United States	Quarterly	10/1/2020	45 days
Total long/short equity	53.56	14,328,522	16,105,187

Private Equity
137 HOLDINS SXVII, LLC [a,b]	1.12	300,000	300,430	United States	Not Permitted	6/1/2022	NA
Hedosophia Partners III L.P. [a,b]	6.59	1,762,183	1,081,205	United States	Not Permitted	10/30/2020	NA
Hedosophia Partners V L.P. [a,b]	1.36	365,110	348,973	Guernsey	Not Permitted	12/31/2021	NA
Hedosophia Partners V Parallel L.P. [a,b]	0.62	165,237	149,658	Guernsey	Not Permitted	12/31/2021	NA
Blackstone Capital Partners Asia II L.P. [a,b]	-0.11	(30,723)	-	United States	Not Permitted	5/1/2021	NA
Blackstone Growth L.P. [a,b]	4.74	1,267,267	1,218,974	United States	Not Permitted	12/4/2020	NA
Blackstone Tactical Opportunities Fund (Songs Co-Invest) L.P. [a,b]	0.31	82,085	80,158	United States	Not Permitted	3/1/2022	NA
RA Capital Nexus International Fund II, LP [a,b]	1.90	507,751	545,761	United States	Not Permitted	10/23/2020	NA
RA Capital Nexus Fund II, LP [a,b]	1.21	324,348	341,261	United States	Not Permitted	10/23/2020	NA
Point72 Hyperscale International, L.P. [a,b]	0.67	180,209	167,195	Cayman Islands	Not Permitted	4/8/2021	NA
Point72 Hyperscale, L.P. [a,b]	0.69	184,399	171,456	United States	Not Permitted	4/8/2021	NA
Total private equity	19.10	5,107,866	4,405,071

Investments with managers	93.03%	$24,885,332	$27,068,630

aNon-income producing.

bInvestments with managers are issued in private placement transactions and as such are restricted to resale.

CInvestments with managers can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investments with mangers.

dInvestments with managers can institute a gate provision on redemptions at the fund level of 20-25% of the fair value of the investment in the Investments with mangers.

See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC

SCHEDULE OF INVESTMENTS - CONTINUED

As of September 30, 2022 (Unaudited)

	Percentage of Net Assets	Fair Value	Cost
Investment in securities, at fair value
Mutual Funds
United States
Financials
Janus Henderson Developed World Bond Fund	0.60%	$160,615	$201,101
RiverNorth/DoubleLine Strategic Income Fund	0.65	173,963	209,271
Voya Securitized Credit Fund	0.75	201,797	213,799
Total Mutual Funds	2.00%	$536,375	$624,171

Total investment in securities, at fair value	2.00%	$536,375	$624,171

Total investments with managers and investments in securities	95.03	25,421,707

Assets in excess of other liabilities	4.97	1,328,775

Total Net Assets	100.00%	$26,750,482

See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2022 (Unaudited)

Assets:
Investments with managers, at fair value (cost $27,068,630)	$24,885,332
Investments in securities, at fair value (cost $624,171)	536,375
Cash	380,445
Receivables:
Receivable for investments redeemed	776,498
Deferred organizational and offering costs (see Note 2)	268,724
Due from Adviser	109,020
Dividends	1,679
Prepaid expenses and other assets	1,833
Total Assets	26,959,906

Liabilities
Payables:
Legal fees	79,789
Management fee	52,300
Redemptions	32,103
Auditing fees	31,733
Blue Sky Fees	5,000
Managers' fees and expenses	4,000
Accounting and administration fees	974
Chief Compliance Officer fees	1,384
Insurance fees	1,200
Custody fees	537
Transfer agent fees and expenses	404
Total liabilities	209,424
Net Assets	$26,750,482

Net assets consit of:
Paid-in capital	$27,789,419
Total accumulated deficit	(1,038,937)
Net Assets	$26,750,482

Units issued and outstanding (unlimited units authorized)	276,322

Net Asset Value per Unit	$96.81

See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC

STATEMENT OF OPERATIONS

For the Nine Months Ended September 30, 2022 (Unaudited)

Investment Income:
Dividends	$31,596
Interest	36
Total Investment income	31,632

Expenses:
Legal fees	215,134
Sub-Advisory fees	189,352
Management fees	153,989
Organizational expenses (see Note 2)	85,032
Offering costs (see Note 2)	26,649
Auditing fees	13,333
Accounting and Administration fees	11,697
Members' fees and expenses	12,192
Blue Sky Fees	5,000
Chief Compliance Officer fees	4,150
Insurance fees	1,200
Custody fees	537
Transfer agent fees and expenses	404
Miscellaneous	9,942
Total Operating Expenses	728,611
Expense Waiver	(109,020)
Net Expenses	619,591

Net Investment Loss	(587,959)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments with managers	1,642,076
Net realized loss on investments in securities	(83,212)
Net change in unrealized appreciation (depreciation) on investments with managers	(5,897,871)
Net change in unrealized appreciation (depreciation) on investments in securities	(105,032)

Net realized and change in unrealized loss on Investments	(4,444,039)

Net decrease in net assets resulting from operations	$(5,031,998)

See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC

STATEMENT OF CHANGES

	Nine Months Ended
	September 30, 2022	Year Ended
	(Unaudited)	December 31, 2021
Increase (Decrease) in Net Assets From:
Operations:
Net Investment Loss	$(587,959)	$(617,988)
Net realized gain on investments with managers	1,642,076	1,043,805
Net realized loss on investments in securities	(83,212)	4,672
Net change in unrealized appreciation (depreciation) on investments with managers	(5,897,871)	1,647,275
Net change in unrealized appreciation (depreciation) on investments in securities	(105,032)	(23,611)
Net change in net assets resulting from operations	(5,031,998)	2,054,153

Capital Transactions:[1]
Capital contributions	1,901,000	6,515,000
Capital withdrawals	(645,009)	(12,016,572)
Net change in net assets resulting from capital transactions	1,255,991	(5,501,572)

Total decrease in net assets	(3,776,007)	(3,447,419)

Beginning of period	30,526,489	33,973,908
End of period	$26,750,482	$30,526,489

Units Transactions:[1,2]
Issuance of Member's Capital as Units; July 1, 2022	273,842
Units issued	2,510
Units redeemed	(30)
Net change in units	276,322

[1]	Includes transactions from the Destiny Alternative Limited Fund (the "Offshore Fund") a Cayman Islands exempted company with the same investment objective. The Offshore Fund serves solely as an intermediate entity through which the Destiny Alternative Fund (TEI) LLC, a Feeder to the Fund, invests in the Fund.
[2]	Prior to July 1, 2022 the Fund did not issue shares or units.

See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC

STATEMENT OF CASH FLOWS

For the Nine Months Ended September 30, 2022 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from Operations	$(5,031,998)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:
Contributions in investments with managers	(28,047,659)
Proceeds from sales of investments in securities	1,443,646
Withdrawals from investments with managers	27,335,341
Increase in receivable for investments redeemed	(776,498)
Increase in deferred organizational and offering costs (see Note 2)	(268,724)
Increase in due from adviser	(109,020)
Decrease in due from broker	7,384
Increase in dividends	(1,679)
Decrease in prepaid expenses and other assets	85,295
Increase in legal fees	79,789
Decrease in management fee	(53,196)
Increase in redemptions	32,103
Increase in auditing fees	31,733
Increase in blue sky fees	5,000
Increase in managers' fees and expenses	4,000
Increase in accounting and administration fees	974
Increase in chief compliance officer fees	1,384
Increase in insurance fees	1,200
Increase in custody fees	537
Increase in transfer agent fees and expenses	404
Decrease in sub-advisor fee	(95,283)
Decrease in accrued other liabilities	(44,031)
Net realized gain on investments with managers	(1,642,076)
Net realized loss on investments in securities	83,212
Net change in unrealized appreciation (depreciation) on investments with managers	5,897,871
Net change in unrealized appreciation (depreciation) on investments in securities	105,032
Net cash used for operating activities	(955,259)

Cash flows provided by (used for) financing activities:
Capital contributions and change in advance capital contribution	1,851,000
Capital withdrawals and change in capital withdrawals payable	(875,879)
Net cash provided by (used for) financing activities	975,121

Net increase in cash	19,862

Cash:
Cash at beginning of period	360,583
Cash at end of period	$380,445

See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC

FINANCIAL HIGHLIGHTS

Per unit operating performance.

For a single unit outstanding throughout the period.

			For the Period
	Nine Months Ended		October 1, 2020**
	September 30, 2022*	Year Ended	through
	(Unaudited)	December 31, 2021	December 31, 2020
Net asset value, beginning of period	$111.68	$105.98	$100.00
Income from Investment Operations:
Net investment loss[1]	(2.14)	(2.26)	(0.52)
Net realized and unrealized gain (loss)	(12.73)	7.96	6.50
Total change in per unit value from investment operations	(14.87)	5.70	5.98

Net asset value, end of period	$96.81	$111.68	$105.98

Total return	(13.32)%[2,3]	5.38%	5.98%[3]
Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$26,750	$30,526	$33,974

Ration of expenses to average net assets:
Before fees waived and expenses absorbed [4]	3.55%[5]	2.34%	2.68%[5]
After fees waived and expenses absorbed [4]	3.02%[5]	2.34%	2.68%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed [4]	(3.39)%[5]	(2.16)%	(2.08)%[5]
After fees waived and expenses absorbed [4]	(2.86)%[5]	(2.16)%	(2.08)%[5]

Portfolio turnover rate	102%[3]	32%	0%[3,6]

*	Prior to July 1, 2022 the Fund operated as a private fund known as Destiny Alternative Fund I LLC and did not issue shares. For presentation purposes the per share information presented has been recalculated to reflect the Tax Exempt net asset value for prior periods from inception, October 1, 2020.
**	Commencement of operations.
[1]	Based on average units outstanding for the period. Average units were recalculated for periods prior to July 1, 2022.
[2]	Total return would have been lower had fees not been waived or absorbed by the Advisor.
[3]	Not annualized.
[4]	The ratios do not include investment income, expenses, or incentive allocations of the Portfolio Funds in which the Fund invests.
[5]	Annualized.
[6]	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements.

Destiny Alternative Fund LLC

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Destiny Alternative Fund LLC (the “Fund”) (formerly known as Destiny Alternative Fund I LLC) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a limited liability company on August 14, 2020, commencing operations on October 1, 2020 and currently operates under an Amended and Restated Limited Liability Company Agreement (“LLC Agreement”) dated July 1, 2022. On July 1, 2022, the Fund registered with the Securities and Exchange Commission under the 1940 Act. As of the date of the LLC Agreement the fund issued limited liability company units (“Units”) from the total Members’ Capital. Total Units issued was 273,841.67 at $100 per Unit.

First Trust Capital Management L.P. serves as the investment adviser (the “Investment Adviser”) of the Fund. The Investment Adviser is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. Destiny Wealth Partners, LLC, a Florida limited liability company, served as the Sub-Advisor of the Fund (the “Sub-Advisor”). Effective July 1, 2022, the sub-advisory agreement was terminated.

The investment objective of the Fund is to seek long-term capital appreciation. The Fund is a “fund of funds” that intends to invest primarily in hedge funds, private equity funds, growth equity funds, venture capital funds, credit funds, real estate funds, co-investment vehicles, managed accounts, open-end and closed-end registered investment companies (including exchange traded funds) and other types of investment vehicles (collectively, the “Underlying Funds”) that employ a broad range of investment strategies and invest or trade in a wide range of securities. The Fund, and the Underlying Funds in which it invests, may invest directly in U.S. and foreign securities, including emerging markets. An underlying Fund will be managed by a third-party investment adviser (each, an “Underlying Manager” and collectively, the “Underlying Managers”).

The Units will generally be offered as of the first business day of each calendar quarter or at such other times and/or more or less frequently as may be determined by the Board of Managers of the Fund (the “Board”). Units will be issued at net asset value per Unit. No member who is admitted as a member of the Fund (“Member”) will have the right to require the Fund to redeem its Units. Each prospective investor in the Fund will be required to certify that it is an “accredited investor” within the meaning of Rule 501 of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946.

a. Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s NAV as of the close of business on the last day of each quarter and at such other times as the Board may determine, including in connection with repurchases of Units, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Underlying Funds at fair value. The Fund values its investments in private Underlying Funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act). In accordance with the Valuation Procedures, fair value as of each quarter-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each private Underlying Fund in accordance with the private Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the private Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund will determine the fair value of such private Underlying Fund based on the most recent final or estimated value reported by the private Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private Underlying Fund.

Destiny Alternative Fund LLC

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The Valuation Procedures provide that, where deemed appropriate by the Investment Adviser and consistent with the Investment Company Act, investments in Underlying Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

To the extent the Fund or the Master Fund invests in securities or other instruments that are not investments in Underlying Funds, the Fund or the Master Fund, as applicable, will generally value such assets as described below. Securities traded (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price, and (2) on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Securities traded on NASDAQ for which the NOCP is not available will be valued at the mean between the closing bid and asked prices in this market. Securities traded on a foreign securities exchange generally will be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the computation of the Fund’s NAV that would materially affect the value of the security, the value of such a security will be adjusted to its fair value. Except as specified above, the value of a security, derivative, or synthetic security that is not actively traded on an exchange shall be determined by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models, or combinations of these. If the Investment Adviser believes that the value received from the pricing service is incorrect, then the value of the security will be its fair value as determined in accordance with the Valuation Procedures.

Debt securities will be valued in accordance with the Valuation Procedures, which generally provide for using a third-party pricing system, agent, or dealer selected by the Investment Adviser, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Fund or its Valuation Designee to represent fair value.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund or the Master Fund is determined. When such events materially affect the values of securities held by the Fund or the Master Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold.

The Fund will generally value shares of ETFs at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

Destiny Alternative Fund LLC

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

b. Summary of Taxation

The Fund operates and is treated as a partnership for U.S. federal income tax purposes. The Fund will not be subject to U.S. federal income tax, and each Member, in computing its own U.S. federal income tax liability, will be required to take into account its allocable share of the Fund’s income, gain, loss, deduction and credit, regardless of whether it has received any distributions from the Fund.

In accordance with accounting guidance, there are financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return.

The Fund has reviewed the tax positions for the open tax year ended as of December 31, 2021 and for material investments and has determined that the provisions of FASB Accounting Standards Codification (ASC) 740, Income Taxes did not have an impact on the Fund’s financial statements or require additional disclosure. No interest or penalty expense was recorded by the Fund for the year ended December 31, 2021, or accrued for as of December 31, 2021. Generally, open tax years for federal tax return purposes and most states will be three years from the date the return is filed. However, the statute can be extended if there was a failure to file a necessary tax return.

c. Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of the LLC Agreement, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of managers. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Confidential Private Placement Memorandum, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of the date of the accompanying financial statements are $273,808 and $106,597, respectively.

Organizational costs incurred by the Fund are subject to recoupment by the Investment Adviser in accordance with the Fund's expense limitation agreement discussed in Note 3. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 3, are amortized to expense over twelve months on a straight-line basis.

d. Fund Expenses

The Fund bears its own operating expenses (including, without limitation, its offering expenses not paid by the Investment Adviser).

e. Income Tax Information & Distributions to Members

It is expected that distributions of cash will generally not be made to Members. However, the Board has the right to cause distributions to be made in cash or in-kind to the Members in its sole discretion. Whether or not these distributions are made, however, each Member may be liable each year for applicable U.S. federal, state and local income taxes on the Member’s allocated share of the Fund’s taxable income.

Each Member whose Units are registered in its own name will automatically be a participant under the Fund’s dividend reinvestment program (the “DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in Units unless such Member, at any time, specifically elects to receive income dividends and/or capital gains distributions in cash.

f. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Net Assets from operations during the reporting period. Actual results could differ from those estimates.

Destiny Alternative Fund LLC

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

The Fund pays to the Investment Adviser a management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Investment Adviser to the Fund. Pursuant to an investment management agreement with the Fund, the Investment Adviser is entitled to the Investment Management Fee calculated at an annual rate, payable quarterly in arrears on the 60th day of the succeeding quarter, based upon the Fund’s net assets as of the last business day of each calendar quarter.

The Fund pays the Investment Adviser as described below:

Investment
Net Asset Value of the Fund	Management Fee Rate
(as of the last Business Day* of each calendar quarter)	(per annum)
$30,000,000 or less	0.75%
Between $30,000,001 and $40,000,000	0.70%
Between $40,000,001 and $50,000,000	0.65%
Greater than $50,000,000	0.60%

* A “Business Day” is a day (other than a Saturday or Sunday) on which banks and relevant financial markets are open for business in Chicago, Illinois (provided that, where applicable, such day is also a business day for the relevant Underlying Fund).

The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), in the amount necessary to ensure that Total Annual Expenses of the Fund (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.50% of the annualized net assets of the Fund (the “Expense Limit”) through July 1, 2023. The Expense Limitation and Reimbursement Agreement may not be terminated before that date by the Fund or the Investment Adviser. After the initial one-year term, the Fund or the Investment Adviser may terminate the Expense Limitation and Reimbursement Agreement upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews from year to year. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver and (ii) the Expense Limit in effect at the time of the recoupment.

For the period ended September 30, 2022, the Adviser waived fees and reimbursed expenses of $109,020. At September 30, 2022, $109,020 is subject to recoupment through March 31, 2026

The Fund is relying on exemptive relief from the SEC that allows the Fund, subject to certain conditions, to adopt a Shareholder Service Plan with respect to its Units in compliance with Rule 12b-1 under the Investment Company Act. Under the Shareholder Service Plan, the Fund will be permitted to pay as compensation up to 0.25% on an annualized basis of the net assets of the Fund attributable to Units (the “Shareholder Servicing Fee”) to qualified recipients under the Shareholder Service Plan.

The Fund has retained UMB Fund Services, Inc. (the “Administrator”) to provide services for fund administration, fund accounting, tax regulation and compliance, transfer agent and record keeping, and custody administration services provided by the Administrator or its affiliates. UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund. Prior to July 1, 2022, NAV Consulting, Inc. served as the administrator.

Destiny Alternative Fund LLC

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

A manager and certain officers of the Fund are employees of UMBFS. The Fund does not compensate managers and officers affiliated with the Fund’s administrator. For the period from July 1, 2022 through September 30, 2022, the Fund’s allocated fees incurred for managers are reported on the Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period ended September 30, 2022 are reported on the Statement of Operations.

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2022, purchases and sales of investments, excluding short-term investments, were $28,047,659 and $28,812,069, respectively.

5. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

6. UNFUNDED COMMITMENTS

The following table summarizes the unfunded commitments of the underlying funds as of September 30, 2022.

Investments with Managers	Unfunded Commitment
Blackstone Capital Partners Asia II L.P.	$1,500,000
Blackstone Growth L.P.	459,126
Blackstone Tactical Opportunities Fund (Songs Co-Invest) L.P.	120,155
Hedosophia Partners III L.P.	7,776
Hedosophia Partners V L.P.	1,369
RA Capital Nexus International Fund II, LP	96,628
RA Capital Nexus Fund II, LP	61,639
Point72 Hyperscale International, L.P.	442,198
Point72 Hyperscale, L.P.	443,251
$3,132,142

7. REPURCHASE OF UNITS

At the discretion of the Board and provided that it is in the best interests of the Fund and Members to do so, the Fund intends to provide a limited degree of liquidity to the Members by conducting repurchase offers. The Investment Adviser currently expects that it will generally recommend to the Board that the Fund offer to repurchase Units from Members biannually (but not more than four times a year) with tender offer valuation dates occurring on the last business day of June and December (each, a “Valuation Date”); however, there can be no assurance that any such tender offers will be conducted on a biannual basis or at all.

Subject to the Board’s discretion, each tender offer will ordinarily be for an amount that is not more than 5% of the Fund’s NAV. To preserve the partnership tax treatment of the Fund, any such repurchases may be subject to significant restrictions and delays, including the restriction that no more than Units representing 10% of the total interests in Fund’s capital or profits may be repurchased in any one taxable year.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of a Member’s Units at any time prior to the day immediately preceding the one-year anniversary of the Member’s purchase of the Units.

Destiny Alternative Fund LLC

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

8. FAIR VALUE MEASUREMENTS AND DISCLOSURE

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Closed-End Funds, Real Estate Investment Trusts and Private Investment Funds with a fair value of $24,885,332 are excluded from the fair value hierarchy as of September 30, 2022.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2022:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Mutual funds	$536,375	$-	$-	$536,375
Subtotal	$536,375	$-	$-	$536,375
Investments with Managers				24,885,332
Total Investments				$25,421,707

* The Fund did not hold any Level 3 securities at the period end.

Destiny Alternative Fund LLC

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

9. RISK FACTORS

An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity and fixed income securities.

No guarantee or representation is made that the investment program will be successful.

The global outbreak of coronavirus (COVID-19) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.

10. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Investment Adviser as its valuation designee to perform fair value determinations and approved new Valuation Procedures for the Fund.

11. EVENTS SUBSEQUENT TO THE PERIOD END

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would require to be recognized in the financial statements.

Destiny Alternative Fund LLC

Other Information

September 30, 2022 (Unaudited)

Approval of the Investment Management Agreement

At the meeting of the Board of Managers of the Destiny Alternative Fund LLC (the “Fund”) held on June 21, 2022 (the “Meeting”), by a unanimous vote, the Board, including a majority of Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Managers”), approved the Investment Management Agreement between First Trust Capital Management, LP (the “Investment Adviser”) and the Fund. Pursuant to relief granted by the U.S. Securities and Exchange Commission in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the “Meeting was held by videoconference.

In advance of the Meeting, the Independent Managers requested and received materials from the Investment Adviser, respectively, to assist them in considering the approval of the Investment Management Agreement. The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Management Agreement, nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Investment Adviser. The Independent Managers then met separately with independent counsel to the Independent Managers at the Meeting for a full review of the materials. Following these sessions, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Investment Adviser to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Investment Adviser, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Investment Adviser who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Investment Adviser’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Adviser’s compliance policies and procedures. The Board concluded that the overall quality of the advisory and administrative services to be provided was satisfactory.

PERFORMANCE

The Board considered the investment experience of the Investment Adviser. The Board noted that the Investment Adviser acts as the investment adviser to similarly structured investment products and reviewed relevant performance history of the Fund prior to its registration as an investment company under the Investment Company Act of 1940 and concluded that the performance was satisfactory.

FEES AND EXPENSES

The Board reviewed the proposed advisory fee rate and estimated total expense ratio of the Fund. The Board compared the advisory fee and pro-forma total expense ratio for the Fund with various comparative data, including a report of other comparable funds prepared by an independent third party. In addition, the Board noted that the Investment Adviser proposed to contractually limit total annual operating expenses for at least a year. The Board concluded that the advisory fees to be paid by the Fund and pro-forma total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.

Destiny Alternative Fund LLC

Other Information

September 30, 2022 (Continued) (Unaudited)

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's advisory fees under the Investment Management Agreement. The Board noted that the Fund’s advisory fee had breakpoints, and the Fund would potentially benefit from economies of scale as the Fund grew over time. The Board considered the Fund’s advisory fee rate and concluded that it was reasonable and satisfactory in light of the services to be provided.

PROFITABILITY OF INVESTMENT ADVISER

The Board considered and reviewed pro-forma information concerning the estimated costs to be incurred and profits expected to be realized by the Investment Adviser from its relationship with the Fund. Although the Board considered and reviewed pro-forma information concerning the Investment Adviser’s expected profits, the Board made no determination with respect to profitability.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by the Investment Adviser from the management of the Fund, including, the ability to market other funds managed by the Investment Adviser. The Board noted that the Investment Adviser did not have affiliations with the Fund’s transfer agent, administrator or custodian and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of any fall-out benefits.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Investment Management Agreement for an initial two-year term.

Destiny Alternative Fund LLC

Other Information

September 30, 2022 (Continued) (Unaudited)

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.

Destiny Alternative Fund LLC

235 West Galena Street

Milwaukee, WI 53212

Toll Free: (877) 779-1999

Destiny Alternative Fund LLC

PRIVACY POLICY

(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•             Social Security number

•             account balances

•             account transactions

•             transaction history

•             wire transfer instructions

•             checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Destiny Alternative Fund LLC

PRIVACY POLICY ‐ Continued

(Unaudited)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

▪     open an account

▪     provide account information

▪     give us your contact information

▪     make a wire transfer

▪     tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪     sharing for affiliates from using your information to market to you

▪     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Our affiliates include companies such as Vivaldi Asset Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Fund doesn’t jointly market.

ITEM 1.(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)            The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)             There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Destiny Alternative Fund LLC

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 9, 2022

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 9, 2022

* Print the name and title of each signing officer under his or her signature.